Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments		$ 258,183
Valuation adjustment	$ 112,223	102,855
Equity attributable to owners of parent [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	112,993	159,535
Non-controlling interests [member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Valuation adjustment	770	56,680
Comder Contraparte Central S.A. [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	115,680	158,600
London Clearing House (LCH) [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	83,673	$ 67,685
London Clearing House (LCH) [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments	$ 461,419